Income Tax (Details) - Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions [Abstract]
Gross beginning balance	$ 6,567,028	$ 2,960,155	$ 1,638,673
Gross increase to tax positions in the current period	394,138	3,606,873	1,321,482
Gross ending balance	$ 6,961,166	$ 6,567,028	$ 2,960,155